Accrued expenses and other current liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll	¥ 1,428,821	$ 204,319	¥ 7,290,249
Tax payables	6,816,712	974,777	3,758,066
Payable to suppliers	153,182,488	21,904,804	115,793,122
Payable to external service providers	20,839,700	2,980,037	19,447,813
Payable to funding partner	50,013,688	7,151,862	50,365,126
Business deposits	5,493,315	785,534	5,593,315
Others	52,476,646	7,504,061	59,830,173
Total	¥ 290,251,370	$ 41,505,394	¥ 262,077,864